Warranty Provision - Additional Information (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Guarantees [Abstract]
Warranty costs accrued	$ 871,000	$ 869,734	$ 403,627	$ 729,528